VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Communication Services: 1.4%
1,984		Electronic Arts, Inc.	$229,569	0.1
145,961		Entravision Communications Corp.	579,465	0.2
119,141		Fox Corp. - Class B	3,395,518	1.1
15,295	(1)	Townsquare Media, Inc.	111,042	0.0
			4,315,594	1.4

		Consumer Discretionary: 8.7%
76,567	(1)	Accel Entertainment, Inc.	597,988	0.2
23,580		Advance Auto Parts, Inc.	3,686,497	1.2
8,241	(1)	Aptiv PLC	644,529	0.2
108,548		BorgWarner, Inc.	3,408,407	1.1
8,437		Boyd Gaming Corp.	402,023	0.1
25,532		Brunswick Corp.	1,671,069	0.5
52,373		Cie Generale des Etablissements Michelin SCA	1,173,449	0.4
23,041	(1)	Dave & Buster's Entertainment, Inc.	714,962	0.2
25,955	(1)	Dollar Tree, Inc.	3,532,476	1.1
19,347	(1)	Malibu Boats, Inc.	928,463	0.3
28,932	(1)	MarineMax, Inc.	861,884	0.3
5,947	(1)	Mohawk Industries, Inc.	542,307	0.2
26,227	(1)	OneWater Marine, Inc.	789,695	0.2
13,863	(1)	Penn Entertainment, Inc.	381,371	0.1
16,325		Penske Auto Group, Inc.	1,606,870	0.5
2,450		Polaris, Inc.	234,343	0.1
30,991	(1)	Red Robin Gourmet Burgers, Inc.	208,569	0.1
2,111	(1)	RH	519,454	0.2
31,351	(1)	Skyline Champion Corp.	1,657,527	0.5
27,110		Sodexo SA	2,035,964	0.6
43,505	(1),(2)	Solo Brands, Inc.	165,319	0.0
61,835		Tapestry, Inc.	1,757,969	0.5
19,684	(1)	Vizio Holding Corp.	172,038	0.1
			27,693,173	8.7

		Consumer Staples: 5.9%
126,662		Conagra Brands, Inc.	4,132,981	1.3
47,748		Edgewell Personal Care Co.	1,785,775	0.6
24,270		JM Smucker Co.	3,334,941	1.0
30,053		Kimberly-Clark Corp.	3,382,164	1.1
159,966		Koninklijke Ahold Delhaize NV	4,074,550	1.3
90,687		Orkla ASA	659,232	0.2
37,155		Spectrum Brands Holdings, Inc.	1,450,160	0.4
			18,819,803	5.9

		Energy: 3.9%
73,829		Baker Hughes Co.	1,547,456	0.5
75,353		ChampionX Corp.	1,474,658	0.5
22,305		Devon Energy Corp.	1,341,200	0.4
13,864		Diamondback Energy, Inc.	1,670,057	0.5
18,049	(1),(2)	Earthstone Energy, Inc.	222,364	0.1
108,566	(3)	Enterprise Products Partners L.P.	2,581,699	0.8
11,414		Enviva, Inc.	685,525	0.2
26,109		EQT Corp.	1,063,942	0.3
1,117	(1)	NCS Multistage Holdings, Inc.	24,295	0.0
13,862		Phillips 66	1,118,940	0.3
3,779		Pioneer Natural Resources Co.	818,267	0.3
			12,548,403	3.9

		Financials: 23.5%
40,101		Aflac, Inc.	2,253,676	0.7
40,127		Allstate Corp.	4,997,015	1.6
24,165		A-Mark Precious Metals, Inc.	686,044	0.2
8,157		Ameriprise Financial, Inc.	2,055,156	0.7
31,638		Ameris Bancorp.	1,414,535	0.4
31,411		Axis Capital Holdings Ltd.	1,543,851	0.5
149,874		Bank of New York Mellon Corp.	5,773,146	1.8
37,373		BankUnited, Inc.	1,277,035	0.4
115,672		Capitol Federal Financial, Inc.	960,078	0.3
6,107		Chubb Ltd.	1,110,741	0.4
89,237	(3)	Compass Diversified Holdings	1,611,620	0.5
21,387		ConnectOne Bancorp, Inc.	493,184	0.2
28,949	(1)	Donnelley Financial Solutions, Inc.	1,070,245	0.3
6,236	(2)	Enact Holdings, Inc.	138,252	0.0
157,265		First BanCorp. Puerto Rico	2,151,385	0.7
146,735		First Hawaiian, Inc.	3,614,083	1.1
16,212		First Interstate Bancsystem, Inc.	654,154	0.2
9,873		First Merchants Corp.	381,888	0.1
5,688		First Mid Bancshares, Inc.	181,845	0.1
167,853		FNB Corp.	1,947,095	0.6
14,668		Hanover Insurance Group, Inc.	1,879,558	0.6
68,671		Home Bancshares, Inc./Conway AR	1,545,784	0.5
2,535		Independent Bank Corp.	188,934	0.1
17,877		Independent Bank Group, Inc.	1,097,469	0.3
69,943		Northern Trust Corp.	5,984,323	1.9
129,897		Old National Bancorp.	2,139,404	0.7
13,254		Origin Bancorp, Inc.	509,881	0.2
42,007		Pacific Premier Bancorp, Inc.	1,300,537	0.4
14,650		PacWest Bancorp	331,090	0.1
21,757		Patria Investments Ltd.	283,929	0.1
13,949		Premier Financial Corp.	358,489	0.1
21,969		ProAssurance Corp.	428,615	0.1
45,120		Prosperity Bancshares, Inc.	3,008,602	0.9
23,442		Provident Financial Services, Inc.	457,119	0.1
7,969		QCR Holdings, Inc.	405,941	0.1
25,856		Reinsurance Group of America, Inc.	3,252,943	1.0
25,858		SouthState Corp.	2,045,885	0.6
35,599		T. Rowe Price Group, Inc.	3,738,251	1.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
19,050		TowneBank/Portsmouth VA	$511,111	0.2
85,977		Truist Financial Corp.	3,743,439	1.2
22,450		UMB Financial Corp.	1,892,311	0.6
37,021		US Bancorp	1,492,687	0.5
141,894		Valley National Bancorp	1,532,455	0.5
37,423		Veritex Holdings, Inc.	995,078	0.3
26,984		Westamerica Bancorp.	1,410,993	0.4
			74,849,856	23.5

		Health Care: 10.8%
25,906		AmerisourceBergen Corp.	3,505,859	1.1
3,973	(1)	AMN Healthcare Services, Inc.	420,979	0.1
24,488		Baxter International, Inc.	1,318,924	0.4
5,120		Becton Dickinson & Co.	1,140,890	0.4
17,984		Cardinal Health, Inc.	1,199,173	0.4
51,712		Dentsply Sirona, Inc.	1,466,035	0.5
88,504		Embecta Corp.	2,548,030	0.8
21,847	(1)	Enovis Corp.	1,006,491	0.3
62,884	(1)	Henry Schein, Inc.	4,135,881	1.3
18,233	(1)	Hologic, Inc.	1,176,393	0.4
863		National Healthcare Corp.	54,663	0.0
41,899		Patterson Cos., Inc.	1,006,414	0.3
38,202		Quest Diagnostics, Inc.	4,687,003	1.5
39,460		Universal Health Services, Inc.	3,479,583	1.1
67,580		Zimmer Biomet Holdings, Inc.	7,065,489	2.2
14,668	(1)	Zimvie, Inc.	144,773	0.0
			34,356,580	10.8

		Industrials: 16.1%
13,417	(1)	Atkore, Inc.	1,043,977	0.3
7,088		Barrett Business Services, Inc.	552,864	0.2
40,333	(1)	Beacon Roofing Supply, Inc.	2,207,022	0.7
35,488		Brink's Co.	1,719,039	0.5
25,304	(1)	Ceco Environmental Corp.	223,940	0.1
39,011	(1)	Charah Solutions, Inc.	71,390	0.0
50,890		Cie de Saint-Gobain	1,819,596	0.6
10,460		Cummins, Inc.	2,128,715	0.7
42,918		Deluxe Corp.	714,585	0.2
79,057	(1),(2)	DIRTT Environmental Solutions	33,995	0.0
16,890	(1)	DXP Enterprises, Inc.	399,955	0.1
7,812	(1)	Dycom Industries, Inc.	746,280	0.2
65,754		Emerson Electric Co.	4,814,508	1.5
16,335		Esab Corp.	544,936	0.2
108,169	(1)	Gates Industrial Corp. PLC	1,055,729	0.3
27,137	(1)	GMS, Inc.	1,085,751	0.3
13,541		Graham Corp.	119,025	0.0
57,200	(1)	Hayward Holdings, Inc.	507,364	0.2
113,203		Heartland Express, Inc.	1,619,935	0.5
39,923	(1)	Hillman Solutions Corp.	301,019	0.1
2,319		Hubbell, Inc.	517,137	0.2
11,609		Huntington Ingalls Industries, Inc.	2,571,393	0.8
87,316		IMI PLC	1,079,753	0.3
55,489	(1)	KAR Auction Services, Inc.	619,812	0.2
7,309	(1)	Karat Packaging, Inc.	116,871	0.0
31,699		Korn Ferry	1,488,268	0.5
28,275		Loomis AB	696,892	0.2
14,019		Luxfer Holdings PLC	203,276	0.1
455		Luxfer Holdings PLC ADR	6,598	0.0
46,595		MSC Industrial Direct Co.	3,392,582	1.1
117,102		nVent Electric PLC	3,701,594	1.2
50,957		Oshkosh Corp.	3,581,768	1.1
12,295		Paccar, Inc.	1,028,969	0.3
11,575	(1)	RADA Electronic Industries Ltd.	111,467	0.0
8,729		Republic Services, Inc.	1,187,493	0.4
117,411	(1)	Southwest Airlines Co.	3,620,955	1.1
10,097		Stanley Black & Decker, Inc.	759,395	0.2
41,857	(2)	Tecnoglass, Inc.	878,578	0.3
37,471		Timken Co.	2,212,288	0.7
1,021		Unifirst Corp.	171,763	0.1
22,085		Vinci SA	1,785,804	0.6
			51,442,281	16.1

		Information Technology: 8.0%
4,859		Advanced Energy Industries, Inc.	376,135	0.1
23,548		Amdocs Ltd.	1,870,889	0.6
10,901		Applied Materials, Inc.	893,119	0.3
48,524		Avnet, Inc.	1,752,687	0.6
19,631		Belden, Inc.	1,178,253	0.4
59,554	(1)	Coherent Corp.	2,075,457	0.7
31,981	(1)	Cohu, Inc.	824,470	0.3
24,184	(1)	Digital Turbine, Inc.	348,492	0.1
9,872	(1)	Euronet Worldwide, Inc.	747,903	0.2
63,187		EVERTEC, Inc.	1,980,913	0.6
18,354	(1)	F5, Inc.	2,656,374	0.8
76,422		HP, Inc.	1,904,436	0.6
15,727	(1)	IBEX Holdings Ltd.	292,050	0.1
34,452		Juniper Networks, Inc.	899,886	0.3
44,804		Kulicke & Soffa Industries, Inc.	1,726,298	0.5
39,639		Open Text Corp.	1,048,055	0.3
19,316		TE Connectivity Ltd.	2,131,714	0.7
66,534	(1)	Teradata Corp.	2,066,546	0.6
41,968		Vontier Corp.	701,285	0.2
			25,474,962	8.0

		Materials: 4.8%
37,844		Akzo Nobel NV	2,144,610	0.7
123,506		Amcor PLC	1,325,219	0.4
93,250	(1)	Axalta Coating Systems Ltd.	1,963,845	0.6
32,465		Element Solutions, Inc.	528,206	0.2
83,429		Graphic Packaging Holding Co.	1,646,888	0.5
18,538		Minerals Technologies, Inc.	915,963	0.3
69,545		Mondi PLC	1,068,376	0.3
31,057		Packaging Corp. of America	3,487,391	1.1
90,157		Pactiv Evergreen, Inc.	787,071	0.3
23,124		Sonoco Products Co.	1,311,824	0.4
			15,179,393	4.8

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 7.7%
35,840	CareTrust REIT, Inc.	$649,063	0.2
12,805	Cousins Properties, Inc.	298,997	0.1
20,852	Easterly Government Properties, Inc.	328,836	0.1
5,275	Equinix, Inc.	3,000,631	0.9
11,135	Essex Property Trust, Inc.	2,697,231	0.8
33,317	Four Corners Property Trust, Inc.	805,938	0.3
15,758	Getty Realty Corp.	423,733	0.1
27,493	Healthcare Realty Trust, Inc.	573,229	0.2
145,693	Healthpeak Properties, Inc.	3,339,284	1.1
13,132	Highwoods Properties, Inc.	354,039	0.1
40,424	Kite Realty Group Trust	696,101	0.2
11,381	National Health Investors, Inc.	643,368	0.2
13,162	(2) NETSTREIT Corp.	234,415	0.1
19,584	Physicians Realty Trust	294,543	0.1
4,790	Public Storage, Inc.	1,402,560	0.4
49,497	Realty Income Corp.	2,880,725	0.9
53,618	Regency Centers Corp.	2,887,329	0.9
21,606	Sabra Healthcare REIT, Inc.	283,471	0.1
53,313	Summit Hotel Properties, Inc.	358,263	0.1
24,198	VICI Properties, Inc.	722,310	0.2
22,493	Weyerhaeuser Co.	642,400	0.2
17,040	WP Carey, Inc.	1,189,392	0.4
		24,705,858	7.7

	Utilities: 5.3%
7,057	ALLETE, Inc.	353,203	0.1
5,354	Atmos Energy Corp.	545,305	0.2
63,914	Edison International	3,616,254	1.1
8,951	Evergy, Inc.	531,689	0.2
10,747	Eversource Energy	837,836	0.3
4,637	Northwest Natural Holding Co.	201,153	0.1
66,002	NorthWestern Corp.	3,252,579	1.0
40,559	Pinnacle West Capital Corp.	2,616,461	0.8
8,856	PNM Resources, Inc.	404,985	0.1
9,238	Southwest Gas Holdings, Inc.	644,350	0.2
61,951	Spire, Inc.	3,861,406	1.2
		16,865,221	5.3

	Total Common Stock
	(Cost $344,524,207)	306,251,124	96.1

EXCHANGE-TRADED FUNDS: 1.2%
40,310	iShares Russell Mid-Cap Value ETF	3,871,775	1.2

	Total Exchange-Traded Funds
	(Cost $4,266,929)	3,871,775	1.2

PREFERRED STOCK: 0.6%
	Consumer Staples: 0.6%
34,170	Henkel AG & Co. KGaA	2,029,247	0.6

	Total Preferred Stock
	(Cost $2,214,531)	2,029,247	0.6

	Total Long-Term Investments
	(Cost $351,005,667)	312,152,146	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 0.4%
366,808	(4)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 2.98%, due 10/03/22 (Repurchase Amount $366,898, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $374,144, due 01/26/23-05/15/48)	366,808	0.1
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $1,366,808)		1,366,808	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
4,316,772	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $4,316,772)	4,316,772	1.4

	Total Short-Term Investments
	(Cost $5,683,580)	5,683,580	1.8

	Total Investments in Securities (Cost $356,689,247)	$317,835,726	99.7
	Assets in Excess of Other Liabilities	824,058	0.3
	Net Assets	$318,659,784	100.0

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$4,315,594	$–	$–	$4,315,594
Consumer Discretionary	24,483,760	3,209,413	–	27,693,173
Consumer Staples	14,086,021	4,733,782	–	18,819,803
Energy	12,548,403	–	–	12,548,403
Financials	74,849,856	–	–	74,849,856
Health Care	34,356,580	–	–	34,356,580
Industrials	46,060,236	5,382,045	–	51,442,281
Information Technology	25,474,962	–	–	25,474,962
Materials	11,966,407	3,212,986	–	15,179,393
Real Estate	24,705,858	–	–	24,705,858
Utilities	16,865,221	–	–	16,865,221
Total Common Stock	289,712,898	16,538,226	–	306,251,124
Exchange-Traded Funds	3,871,775	–	–	3,871,775
Preferred Stock	–	2,029,247	–	2,029,247
Short-Term Investments	4,316,772	1,366,808	–	5,683,580
Total Investments, at fair value	$297,901,445	$19,934,281	$–	$317,835,726
Other Financial Instruments+
Forward Foreign Currency Contracts	–	60,916	–	60,916
Total Assets	$297,901,445	$19,995,197	$–	$317,896,642
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(79,467)	$–	$(79,467)
Total Liabilities	$–	$(79,467)	$–	$(79,467)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 52,591	USD 56,248	Bank of America N.A.	12/30/22	$2,556
USD 1,901,062	GBP 1,682,393	Bank of America N.A.	12/30/22	19,877
EUR 479,831	USD 464,320	JPMorgan Chase Bank N.A.	12/30/22	9,399
USD 13,488,881	EUR 13,729,211	JPMorgan Chase Bank N.A.	12/30/22	(65,452)
NOK 374,351	USD 34,985	UBS AG	12/30/22	(524)
SEK 182,656	USD 16,349	UBS AG	12/30/22	211
NOK 170,970	USD 15,794	UBS AG	12/30/22	(55)
USD 595,005	SEK 6,705,416	UBS AG	12/30/22	(12,936)
NOK 196,497	USD 18,588	UBS AG	12/30/22	(500)
USD 649,216	NOK 6,738,950	UBS AG	12/30/22	28,873
				$(18,551)

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $361,881,971.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,954,921
Gross Unrealized Depreciation	(52,901,799)

Net Unrealized Depreciation	$(43,946,878)